SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	U.S. Treasury Securities — 3.7%
	Cash Management Bill, 1.495% due 8/23/2022	$25,000,000	$ 24,945,859
	United States Treasury Bill, 0.842% due 7/21/2022	25,500,000	25,488,428
	Total U.S. Treasury Securities (Cost $50,434,287)		50,434,287
	Commercial Paper — 95.1%
	Ameren Corp.,
	1.774% due 7/1/2022	21,000,000	21,000,000
	1.421% due 7/8/2022	8,000,000	7,997,822
[a]	Amphenol Corp., 1.928% due 7/7/2022	5,000,000	4,998,417
	Aon Corp.,
[a]	1.774% due 7/1/2022	16,000,000	16,000,000
[a]	1.775% due 7/5/2022	27,000,000	26,994,750
	Arizona Public Service Co., 1.856% due 7/1/2022	29,000,000	29,000,000
	AutoZone, Inc.,
[a]	1.857% due 7/6/2022	2,000,000	1,999,492
[a]	1.877% due 7/18/2022	27,000,000	26,976,412
	Avery Dennison Corp.,
[a]	1.774% due 7/1/2022	11,300,000	11,300,000
[a]	1.724% due 7/5/2022	24,000,000	23,995,467
[a]	1.876% due 7/5/2022	3,500,000	3,499,281
[a,b]	BASF SE, 1.858% due 7/28/2022	27,000,000	26,962,942
	BAT International Finance plc,
[a,b]	1.927% due 7/1/2022	29,000,000	29,000,000
[a,b]	1.978% due 7/8/2022	1,000,000	999,621
[a]	Baxter International, Inc., 1.269% due 7/1/2022	32,865,000	32,865,000
[a,b]	Bell Canada, 1.421% due 7/6/2022	35,000,000	34,993,194
[a,b]	Canadian National Railway Co., 1.035% due 7/7/2022	30,000,000	29,994,900
[a,b]	Canadian Pacific Railway Co., 1.928% due 7/6/2022	22,000,000	21,994,194
[a]	CenterPoint Energy Resources Corp., 1.959% due 7/21/2022	19,000,000	18,979,628
[a]	CenterPoint Energy, Inc., 1.604% due 7/14/2022	10,000,000	9,994,294
	Cintas Corp. No. 2,
[a]	1.928% due 7/8/2022	10,000,000	9,996,306
[a]	1.523% due 7/11/2022	1,000,000	999,583
[a]	2.031% due 7/18/2022	15,000,000	14,985,833
	Consolidated Edison Co. of New York, Inc.,
[a]	1.777% due 7/11/2022	25,000,000	24,987,847
[a]	1.787% due 7/11/2022	5,771,000	5,768,179
	Dollar General Corp.,
[a]	1.805% due 7/5/2022	19,000,000	18,996,242
[a]	1.897% due 7/7/2022	10,000,000	9,996,883
[a]	Dover Corp., 1.877% due 7/5/2022	29,000,000	28,994,039
	DTE Electric Co.,
	1.877% due 7/6/2022	16,000,000	15,995,889
	1.928% due 7/14/2022	13,000,000	12,991,081
[a]	Elevance Health, Inc., 1.775% due 7/1/2022	30,000,000	30,000,000
	Entergy Corp.,
[a]	1.703% due 7/1/2022	27,000,000	27,000,000
[a]	2.03% due 7/14/2022	2,000,000	1,998,556
	Evergy Kansas Central, Inc.,
[a]	1.917% due 7/5/2022	1,000,000	999,790
[a]	1.958% due 7/5/2022	2,000,000	1,999,571
[a]	2.05% due 7/13/2022	1,000,000	999,327
[a]	Evergy Missouri West, Inc., 1.927% due 7/5/2022	26,000,000	25,994,511
	General Mills, Inc.,
[a]	1.877% due 7/1/2022	20,000,000	20,000,000
[a]	1.878% due 7/5/2022	3,000,000	2,999,383
[a]	1.319% due 7/7/2022	8,000,000	7,998,267
	Hitachi America Capital Ltd.,
[a]	2.079% due 7/6/2022	1,131,000	1,130,678
[a]	1.979% due 7/7/2022	29,000,000	28,990,575
	Kentucky Utilities Co.,
[a]	1.928% due 7/11/2022	4,000,000	3,997,889
[a]	2.03% due 7/19/2022	25,330,000	25,304,670

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Louisville Gas & Electric Co.,
[a]	2.031% due 7/20/2022	$26,000,000	$ 25,972,556
[a]	2.031% due 7/21/2022	4,000,000	3,995,556
[a]	McCormick & Co., Inc., 1.775% due 7/6/2022	29,000,000	28,992,951
	Mitsubishi HC Capital America, Inc.,
	1.421% due 7/5/2022	3,000,000	2,999,533
	1.441% due 7/5/2022	13,000,000	12,997,949
	1.999% due 7/11/2022	8,800,000	8,795,184
	2.082% due 7/29/2022	4,000,000	3,993,622
	Oglethorpe Power Corp.,
[a]	1.624% due 7/11/2022	21,000,000	20,990,667
[a]	2.081% due 7/25/2022	6,000,000	5,991,800
[a]	PECO Energy Co., 1.825% due 7/5/2022	29,000,000	28,994,200
	Peoples Gas Light & Coke Co.,
	1.775% due 7/5/2022	14,500,000	14,497,181
	1.775% due 7/6/2022	16,000,000	15,996,111
	Potomac Electric Power Co.,
	1.825% due 7/1/2022	3,800,000	3,800,000
	1.825% due 7/5/2022	27,000,000	26,994,600
	Ryder System, Inc.,
	1.98% due 7/14/2022	1,000,000	999,296
	2.031% due 7/15/2022	600,000	599,533
	2.031% due 7/18/2022	10,304,000	10,294,268
	Sonoco Products Co.,
	1.825% due 7/1/2022	29,000,000	29,000,000
	1.825% due 7/5/2022	27,000,000	26,994,600
	Southern Co. Gas Capital Corp.,
[a]	1.929% due 7/11/2022	2,000,000	1,998,944
[a]	2.03% due 7/18/2022	18,000,000	17,983,000
[a]	1.979% due 7/19/2022	10,000,000	9,990,250
	Spire, Inc.,
[a]	1.847% due 7/1/2022	14,000,000	14,000,000
[a]	1.979% due 7/11/2022	12,000,000	11,993,500
[a]	1.98% due 7/18/2022	1,000,000	999,079
[a]	Starbucks Corp., 1.877% due 7/5/2022	29,000,000	28,994,039
[a,b]	TELUS Corp., 1.269% due 7/7/2022	3,395,000	3,394,293
[a]	Thermo Fisher Scientific, Inc., 1.37% due 7/1/2022	34,000,000	34,000,000
	Union Electric Co.,
	2.00% due 7/14/2022	27,985,000	27,965,092
	2.082% due 7/28/2022	1,000,000	998,463
[a]	Union Pacific Corp., 1.857% due 7/18/2022	25,000,000	24,978,396
[a]	Volvo Treasury North America LP, 1.828% due 7/15/2022	31,000,000	30,978,300
[a]	WEC Energy Group, Inc., 2.01% due 7/11/2022	31,000,000	30,982,950
	Wisconsin Gas Co., 1.775% due 7/7/2022	27,000,000	26,992,125
	Wisconsin Power & Light Co., 1.674% due 7/5/2022	30,000,000	29,994,500
	Wisconsin Public Service Corp., 1.724% due 7/7/2022	27,000,000	26,992,350
	Total Commercial Paper (Cost $1,298,805,401)		1,298,805,401
	Mutual Fund — 0.3%
[c]	State Street Institutional Treasury Money Market Fund Premier Class, 1.04%	3,807,689	3,807,689
	Total Mutual Fund (Cost $3,807,689)		3,807,689
	Total Investments — 99.1% (Cost $1,353,047,377)		$1,353,047,377
	Other Assets Less Liabilities — 0.9%		12,758,527
	Net Assets — 100.0%		$1,365,805,904

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $940,916,202, representing 68.89% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at June 30, 2022.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days are valued using the amortized cost method. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Committee determines such method does not represent fair value. Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.